Financial Instruments Risk	12 Months Ended
Dec. 31, 2021
Financial Instruments Risk [Abstract]
Financial Instruments Risk
15. Financial Instruments Risk
Risk management objectives and policies
The Group is subject to a number of risks associated with emerging, technology-oriented companies with a limited operating history, including, but not limited to, dependence on key individuals, a developing business model, initial and continued market acceptance of the Group’s services, protection of the Group’s proprietary technology, competition from substitute products and services.
The Group´s activities expose it to a variety of financial risks, including fair value risk, market risk, interest rate risk, credit risk, foreign currency risk and liquidity risk. The Group’s senior management oversees the management of these risks. The Group’s senior management conducts this oversight in close co-operation
with the board of directors and focuses on actively securing the entity´s short to medium term cash flows by minimizing the exposure to financial markets. The Group does not actively engage in the trading of financial assets for speculative purposes.
The Board of Directors reviews and agrees policies for managing each of these risks, which are summarized below.

Fair value risk
The Group is subject to fair value risk related to the conversion options contained in the Group’s convertible notes debt and Nettar Series X Preferred Shares and the make-whole premium of the Cantor Loan. Fluctuations in the fair value of these financial instruments may arise from changes significant unobservable inputs detailed below (see
Description of significant unobservable inputs to valuation
).
All of the Group’s outstanding Notes debt, Nettar Series X Preferred Shares and Cantor Loan balances were converted into a number of Class A Ordinary Shares as determined in the merger agreement in connection with the merger transaction with CF Acquisition Corp. V (see Note 20 Subsequent Events).
Fair value measurement hierarchy
The following table provides the fair value measurement hierarchy of the Group’s assets and liabilities.
There were no transfers between Level 1 and Level 2 during 2021 and 2020.
Fair value of financial instruments that are not measured at fair value (but fair value disclosures are required)
Set out below is a comparison, by class, of the carrying amounts and fair values of the Group’s financial instruments, other than those with carrying amounts that are reasonable approximations of fair values.

			Fair value measurement using
Financial instruments	Date of valuation	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets for which fair values are disclosed
Fixed term deposit	December 31, 2021	53	—	53	—
Accounts receivables	December 31, 2021	1,196	—	1,196	—
Other receivables (guarantee deposits)	December 31, 2021	135	—	135	—
Liabilities measured at fair value
Notes debt - Embedded derivative	December 31, 2021	117,622	—	—	117,622
Series X Preferred Shares - Embedded derivative	December 31, 2021	188	—	—	188
Cantor Loan - Embedded derivative	December 31, 2021	579	—	—	579
Liabilities for which fair values are disclosed
Notes debt	December 31, 2021	61,856	—	61,856	—
Promissory notes	December 31, 2021	40,925	—	40,925	—
Series X Preferred Shares	December 31, 2021	20,465	—	20,465	—
Cantor Loan	December 31, 2021	6,943	—	6,943	—
Trade, accruals and other payables	December 31, 2021	27,866	—	27,866	—
Assets measured at fair value
Cash equivalents - Money market funds	December 31, 2020	1,088	1,088	—	—
Assets for which fair values are disclosed
Fixed term deposit	December 31, 2020	56	—	56	—
Accounts receivables	December 31, 2020	4	—	4	—
Other receivables (guarantee deposits)	December 31, 2020	130	—	130	—
Liabilities measured at fair value
Notes debt - Embedded derivative	December 31, 2020	96,096	—	—	96,096
Liabilities for which fair values are disclosed
Notes debt	December 31, 2020	55,280	—	55,280	—
Trade and other payables	December 31, 2020	7,478	—	7,478	—

	Year Ending December 31, 2021		Year Ending December 31, 2020
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets measured at amortized cost
Other receivables	$156	$135	$157	$130

Total	$156	$135	$157	$130

Financial liabilities measured at amortized cost
Notes debt	$61,456	$61,856	$62,784	$55,280
Promissory notes	38,095	40,925	—	—
Series X Preferred Shares	21,183	20,465	—	—
Cantor Loan	7,066	6,943	—	—
Trade, accruals and other payables	28,047	27,866	7,981	7,478

Total	$155,847	$158,055	$70,765	$62,758

The Group assessed that the fair values of fixed term deposits, accounts receivables, current other receivables, and current trade and other payables approximate their carrying amounts largely due to the short-term maturities of these instruments.
The following methods and assumptions were used to estimate the fair values:

•	The carrying values of the fixed term deposits and the accounts receivables are considered to approximate their fair values.

•
The fair values of the other receivables and trade and other payables have been estimated using a discounted cash flow model. The valuation requires management to make certain assumptions about the model inputs, including forecast cash flows, the discount rate, credit risk and volatility. The probabilities of the various estimates within the range can be reasonably assessed and are used in management’s estimate of fair value for these receivables.

•
The fair values of the Group’s Notes debt, Nettar Series X Preferred Shares and Cantor Loan are determined by using the “with” and “without” method. As of each Measurement Date, the Group first valued the Notes and Nettar Series X Preferred Shares with the Conversion Options and the Cantor Loan with the make-whole premium in certain scenarios (the “with” scenario) and subsequently valued the Notes and Nettar Series X Preferred Shares without the Conversion Options and the Cantor Loan without the make-whole premium in certain scenarios (the “without” scenario). The difference between the fair values of the Notes in the “with” and “without” scenarios was the concluded fair value of the Conversion Options of the Notes and Nettar Series X Preferred Shares and the make-whole premium of Cantor Loan as of the Measurement Date.

•
The carrying value of the lease liabilities is calculated as the present value of lease payments, discounted at its incremental borrowing rate at the lease commencement date. The Group considers that the incremental borrowing rate remained unchanged, therefore the carrying amount of this liability approximate its fair value.

•
The fair values of the guarantee deposits have been estimated using the discounted cash flow model. Since these deposits relate to leasing activities with similar terms of maturity, they have been discounted at the incremental borrowing rate used for these lease liabilities.

Description of significant unobservable inputs to valuation
The significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy included the following:
Notes debt embedded derivative:

•	fair value of one Series B preference share,

•	discount rate, and

•	volatility.
When applying a reasonably possible range for alternative assumptions to each unobservable input, a +/- 20% increase/(decrease) in fair value fair value of one Series B preference share would result in an increase/(decrease) in fair value of the liability of approximately $36.1 million / ($36.1) million and $30.0 million / ($30.0) million for the years ended December 31, 2021 and 2020, respectively. No material changes in the liability resulted from sensitivity analyses related to the discount rate (i.e., 1% increase/decrease in rate) or volatility (i.e., 10% increase/decrease in volatility).

Series X embedded and Cantor Loan derivatives:

•	one common share value on fully diluted basis in delayed exit/stay private scenario (for Series X)

•	discount rate, and

•	volatility.
No material changes in the liability resulted when applying a reasonably possible range for alternative assumptions to each unobservable input in the respective sensitivity analyses (i.e, 1% increase/decrease in discount rate, 10% increase/decrease in volatility, 20% increase/decrease in the value of the common share).
Reconciliation of Level 3 fair value measurements of financial instruments

Fair value - embedded derivative liability (2)
At January 1, 2020	$7,139

Remeasurement loss (1)	84,224
Issues	4,733

At December 31, 2020	$96,096

Remeasurement (gain) - Series X (1)	(1,328)
Remeasurement loss - Notes debt (1)	43,428
Remeasurement loss - Cantor Loan (1)	2
Issues - Series X	1,516
Settlements – Notes debt	(21,902)
Issues - Cantor Loan	577

At December 31, 2021	$118,389

(1)	Recognized in the Statement of Profit or Loss and Comprehensive Loss as of December 31, 2021 and 2020, respectively.
(2)	Includes Notes debt, Series X and Cantor Loan.
There were no transfers in or out of Level 3 during the years ended December 31, 2021, 2020 and 2019.
Market risk analysis
The Group is exposed to market risk through its use of financial instruments and specifically to price risk, currency risk and interest rate risk, which result from both its operating and investing activities.
Refer to
fair value risk
section for sensitivity analyses.
Foreign currency sensitivity
The Group has determined its financial assets and liabilities are primarily held in US dollars; however, certain foreign subsidiaries of the Group maintain financial assets and liabilities in non-USD
functional currencies.
The primary exposure to foreign currency rate fluctuations occurs when the Group incurs transactions other than its functional currency. To mitigate the Group’s exposure to foreign currency risk, exchange rate exposures are managed within approved policy parameters.
The Group’s exposure to currency risk from foreign currency denominated financial assets and financial liabilities as of December 31, 2021 and 2020 are as follows:

	Financial Assets (1)		Financial Liabilities (1)
	Year Ending December 31,		Year Ending December 31,
	2021	2020	2021	2020
Argentine Peso	438	353	(54)	(28)
Euro	143	155	(369)	(694)
Renminbi	130	310	(13)	(28)

(1)	Amounts reflect the December 31, 2021 and 2020 spot rates, respectively
Financial assets and liabilities denominated in Uruguayan pesos and Israeli new shekel were deemed to be immaterial.
Management determined that a reasonably possible change in foreign currency exchange rates in these non-US
dollar functional currencies would not have a material impact to the financial statements and does not represent a material risk to the Group.
Interest rate sensitivity
The Group’s policy is to minimize interest rate cash flow risk exposures on long-term financing. Longer-term borrowings are therefore usually at fixed rates. The exposure to interest rates for the Group’s borrowings is considered immaterial. Additionally, all of the Group’s outstanding notes debt, Nettar Series X Preferred Shares and Cantor Loan balances were converted into a number of Class A Ordinary Shares as determined in the merger agreement in connection with the merger transaction with CF Acquisition Corp. V (see Note 20 Subsequent Events).
Credit risk analysis
Credit risk is the risk that a counterparty fails to discharge an obligation to the Group. The Group is exposed to credit risk from financial assets including cash and cash equivalents held at banks, trade and other receivables.
Credit risk management
The credit risk is managed on a group basis based on the Group’s credit risk management policies and procedures. Credit risk of any entity doing business with the Group is systematically analyzed, including aspects of a qualitative nature. The measurement and assessment of the Group total exposure to credit risk covers all financial instruments involving any counterparty risk.
The credit risk in respect of cash balances held with banks and deposits with banks are managed via diversification of bank deposits and are only with major reputable financial institutions.
As the Group’s risk exposure is mainly influenced by the individual characteristics of each customer, it continuously analyzes the creditworthiness of significant debtors. Accounts receivable—trade consist of a select number of customers in various geographical areas. Accounts receivable—trade are non-interest
bearing and generally on terms of 30 to 90 days. Satellite imagery customers typically pay the annual amount of the service upfront, mitigating the credit risk. See Note 4 (Revenue from Contracts with Customers, Contract Liabilities and Remaining Performance Obligations)
for further details on the Group’s significant customer contracts.
Liquidity risk analysis
Liquidity risk is that the Group might be unable to meet its obligations. The Group manages liquidity risk by using funding obtained mainly from shareholders and other liabilities. See Note 1 (Description of Business and Basis of Presentation
)
and Note 17 (Debt) for additional information.
The Group manages its liquidity needs by monitoring scheduled debt servicing payments for long-term financial liabilities as well as forecast cash inflows and outflows due in day-to-day
business.
The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

Financial Liability	Carrying amount	Total undiscounted payments	Less than 3 months	3 to 12 months	1 to 2 years	More than 2 years
2021
Trade and other payables	$8,850	$8,850	$5,193	$1,458	$2,200	$—
Notes debt	61,456	65,073	65,073	—	—	—
Promissory note	38,095	41,896	41,896	—	—	—
Cantor Loan	7,066	7,558	7,558	—	—	—
Series X	21,183	21,427	21,427	—	—	—
Accrued expenses and other liabilities (1)	19,197	19,197	18,269	576	65	287
Lease liabilities	2,799	2,944	305	661	1,593	384

Total	$158,646	$166,945	$159,721	$2,695	$3,858	$671

2020
Trade and other payables	$7,555	$7,555	$606	$2,252	$1,244	$3,453
Notes debt	62,784	72,160	—	55,607	16,553	—
Accrued expenses and other liabilities (1)	462	462	426	—	—	36
Lease liabilities	1,398	1,485	103	293	224	864

Total	$72,199	$81,662	$1,135	$58,152	$18,021	$4,353

(1)	Excludes payroll, employee benefits and other taxes payable
As stated in Note 1 (Description of Business and Basis of Presentation
)
and Note 17 (Debt) all of the Group’s outstanding Notes debt, Nettar Series X Preferred Shares and Cantor Loan balances were converted into a number of Class A Ordinary Shares as determined in the merger agreement in connection with the merger transaction in 2022, which materially reduced the Group’s liquidity risk (see Note 20).